Discontinued operations and assets held for sale - Assets held for sale (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Non-current assets
Goodwill	€ 20,514	€ 24,956	€ 27,615
Other intangible assets	12,924	13,896	19,592
Property, plant and equipment	30,712	28,499	37,992
Other investments	3,153	1,006	1,093
Deferred tax assets	19,033	20,177	19,316
Trade and other receivables	6,431	5,967	7,843
Total non-current assets	99,901	104,790	124,859
Current assets
Inventory	617	568	956
Taxation recoverable	174	76	279
Trade and other receivables	9,404	8,594	10,705
Cash and cash equivalents	11,001	6,183	11,705
Total assets	128,521	144,350	155,521
Non-current liabilities
Borrowings	46,096	49,259	53,682
Deferred tax liabilities	798	699	771
Post employment benefits	187	181	258
Provisions	1,430	1,615	1,572
Trade and other payables	3,147	2,328	2,184
Total non-current liabilities	51,851	54,082	58,467
Current liabilities
Borrowings	7,047	7,728	12,708
Taxation liabilities	578	393	457
Provisions	1,066	833	674
Trade and other payables	€ 14,063	13,398	€ 18,247
Assets and Liabilities Classified as Held for Sale
Non-current assets
Goodwill		2,398
Other intangible assets		4,318
Property, plant and equipment		9,264
Other investments		2
Deferred tax assets		461
Trade and other receivables		390
Total non-current assets		16,833
Current assets
Inventory		173
Taxation recoverable		77
Trade and other receivables		1,922
Cash and cash equivalents		42
Total current assets		2,214
Total assets		19,047
Non-current liabilities
Borrowings		2,387
Deferred tax liabilities		3
Post employment benefits		45
Provisions		273
Trade and other payables		163
Total non-current liabilities		2,871
Current liabilities
Borrowings		1,019
Taxation liabilities		12
Provisions		90
Trade and other payables		2,926
Total current liabilities		4,047
Total liabilities		6,918
Vodafone Spain, Assets and liabilities classified as held for sale
Non-current assets
Other intangible assets		987
Property, plant and equipment		4,957
Other investments		2
Trade and other receivables		223
Total non-current assets		6,169
Current assets
Inventory		39
Trade and other receivables		805
Cash and cash equivalents		13
Total current assets		857
Total assets		7,026
Non-current liabilities
Borrowings		878
Deferred tax liabilities		3
Provisions		158
Trade and other payables		43
Total non-current liabilities		1,082
Current liabilities
Borrowings		346
Provisions		23
Trade and other payables		1,203
Total current liabilities		1,572
Total liabilities		2,654
Vodafone Italy, Assets and liabilities classified as held for sale
Non-current assets
Goodwill		2,398
Other intangible assets		3,331
Property, plant and equipment		4,307
Deferred tax assets		461
Trade and other receivables		167
Total non-current assets		10,664
Current assets
Inventory		134
Taxation recoverable		77
Trade and other receivables		1,117
Cash and cash equivalents		29
Total current assets		1,357
Total assets		12,021
Non-current liabilities
Borrowings		1,509
Post employment benefits		45
Provisions		115
Trade and other payables		120
Total non-current liabilities		1,789
Current liabilities
Borrowings		673
Taxation liabilities		12
Provisions		67
Trade and other payables		1,723
Total current liabilities		2,475
Total liabilities		€ 4,264